Senior Secured Credit Facility - Analysis (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Less: current maturities	$ (31)
Senior Secured Credit Facility, net of current portion	2,320
Solaris LLC
Line of Credit Facility [Line Items]
Less: Unamortized debt issuance cost	(149)
Total Senior Secured Credit Facility	2,351
Less: current maturities	(31)
Senior Secured Credit Facility, net of current portion	2,320
Credit facility | Solaris LLC
Line of Credit Facility [Line Items]
Outstanding credit facility	2,500
Less: current maturities	(31)
Advance Loan Facility | Solaris LLC
Line of Credit Facility [Line Items]
Outstanding credit facility	1,500
Revolving Facility | Solaris LLC
Line of Credit Facility [Line Items]
Outstanding credit facility	$ 1,000